Summary of Significant Accounting Policies - Schedule of Estimated Economic Lives for Finite-Lived Intangible Assets (Details)	12 Months Ended
Dec. 31, 2018
Networks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	7 years
Sports and horse racing betting rights
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	7 years
Minimum | Computer software and game library
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	3 years
Minimum | Licenses
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	3 years
Minimum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	3 years
Minimum | Developed technologies
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	5 years
Minimum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	7 years
Minimum | Other
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	3 years
Maximum | Computer software and game library
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	14 years
Maximum | Licenses
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	15 years
Maximum | Trademarks
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	20 years
Maximum | Developed technologies
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	14 years
Maximum | Customer relationships
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	20 years
Maximum | Other
Finite-Lived Intangible Assets [Line Items]
Finite-lived intangible asset, useful life (in years)	17 years